Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Committee does not take material nonpublic information into account when determining the timing or terms of equity awards, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive officer compensation.

Award Timing Method
The Committee does not take material nonpublic information into account when determining the timing or terms of equity awards, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive officer compensation.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
The Committee does not take material nonpublic information into account when determining the timing or terms of equity awards, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive officer compensation.

MNPI Disclosure Timed for Compensation Value	false